                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: GeoCapital LLC
Address: 825  Third Avenue
         32nd Floor
         New York, NY 10022

Form 13F File Number: 28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Irwin Lieber
Title: Chairman
Phone: 212-486-4455

Signature, Place, and Date of Signing:

   Irwin Lieber                             New York, NY            9/8/2004
   ------------                            --------------           --------
   [Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-4421                          Irwin  Lieber
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________________

Form 13F Information Table Entry Total: _________________

Form 13F Information Table Value Total: _________________
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number               Name

2                 28-4421                 Barry  K. Fingerhut

[Repeat as necessary.]
3                 28-4421                 Affiliated Managers Group

                                 GeoCapital, LLC
                              Form 13F Summary Page
                              AS OF DATE: 03/31/04
                          RUN DATE: 04/01/04 10:24 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0
FORM 13F INFORMATION TABLE ENTRY TOTAL:             55
FORM 13F INFORMATION TABLE VALUE TOTAL:   $265,701,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 3/31/04

                                 TITLE                    VALUE    SHARES/    SH/    INVSTMT     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP    (X$1000)   PRN AMT    PRN    DSCRETN  SOLE     SHARED   NONE
--------------                  --------       -----    --------   -------    ---    -------  ----     ------   ----
ACXIOM CORP                       COM          5125109    6765      308050     SH    DEFINED    0      308050    0
APOLLO GROUP INC CL A             COM         37604105    9623      111693     SH    DEFINED    0      111693    0
ASCENTIAL SOFTWARE CORPORATION    COM        04362P207    2525      115700     SH    DEFINED    0      115700    0
BEA SYS INC                       COM         73325102    3157      248180     SH    DEFINED    0      248180    0
BJ SVCS CO                        COM         55482103    7476      172780     SH    DEFINED    0      172780    0
CAL DIVE INTL INC                 COM        127914109    7359      285220     SH    DEFINED    0      285220    0
CAREMARK RX INC                   COM        141705103    6618      199050     SH    DEFINED    0      199050    0
CONSOL ENERGY INC                 COM        20854P109    3236      120760     SH    DEFINED    0      120760    0
COVANSYS CORP                     COM        22281W103    5487      472165     SH    DEFINED    0      472165    0
CUNO INC                          COM        126583103    3547       79200     SH    DEFINED    0       79200    0
CYPRESS SEMICONDUCTOR CORP        COM        232806109    5148      251470     SH    DEFINED    0      251470    0
DEVRY INC                         COM        251893103    9141      303190     SH    DEFINED    0      303190    0
DIAMONDCLUSTER INTL               COM        25278P106    2821      292300     SH    DEFINED    0      292300    0
DIGITAL RIV INC                   COM        25388B104    3619      154000     SH    DEFINED    0      154000    0
DORAL FINL CORP                   COM        25811P100    6037      171519     SH    DEFINED    0      171519    0
DOUBLECLICK INC                   COM        258609304    7058      627405     SH    DEFINED    0      627405    0
EDUCATION LENDING GROUP           COM        28140A109    4268      269800     SH    DEFINED    0      269800    0
EVERGREEN RES INC                 COM        299900308    8892      258860     SH    DEFINED    0      258860    0
GARTNER GROUP INC NEW CL A        COM        366651107    4988      428190     SH    DEFINED    0      428190    0
GENESEE & WYO INC CL A            COM        371559105     719       29100     SH    DEFINED    0       29100    0
HEARTLAND EXPRESS INC             COM        422347104    6275      275321     SH    DEFINED    0      275321    0
HOST MARRIOTT CORP NEW            COM        44107P104    4583      358630     SH    DEFINED    0      358630    0
INFORMATION HOLDINGS, INC.        COM        456727106    4111      199380     SH    DEFINED    0      199380    0
INTERNET SEC SYS INC              COM        46060X107    2811      159380     SH    DEFINED    0      159380    0
INTERSIL CORP CL A                COM        46069S109    3390      152000     SH    DEFINED    0      152000    0
INTERWOVEN INC                    COM        46114T508    1795      180000     SH    DEFINED    0      180000    0
LECG CORP                         COM        523234102    4871      251200     SH    DEFINED    0      251200    0
LEGG MASON INC                    COM        524901105    8443       91000     SH    DEFINED    0       91000    0
MACROMEDIA INC                    COM        556100105    6357      316725     SH    DEFINED    0      316725    0
MANUGISTICS GROUP INC             COM        565011103    2532      370170     SH    DEFINED    0      370170    0
MERCURY INTERACTIVE               COM        589405109    2639       58900     SH    DEFINED    0       58900    0

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 3/31/04

                                 TITLE                     VALUE    SHARES/    SH/     INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP     (X$1000)   PRN AMT    PRN     DSCRETN  SOLE     SHARED    NONE
--------------                  --------       -----     --------   -------    ---     -------  ----     ------    ----
MILLER HERMAN INC                 COM        600544100      6557     246500     SH     DEFINED    0       246500    0
MILLIPORE CORP                    COM        601073109      2304      44850     SH     DEFINED    0        44850    0
NATIONAL INSTRUMENTS              COM        636518102      4576     145415     SH     DEFINED    0       145415    0
PEOPLESOFT                        COM        712713106      1198      64800     SH     DEFINED    0        64800    0
PRINCETON REVIEW INC              COM        742352107      2936     338200     SH     DEFINED    0       338200    0
QUEST PRODS CORP                  COM        747955102        14    3556434     SH     DEFINED    0      3556434    0
QUEST SOFTWARE                    COM        74834T103      4202     256975     SH     DEFINED    0       256975    0
S1 CORP                           COM        78463B101      8858    1165530     SH     DEFINED    0      1165530    0
SCHEIN HENRY INC                  COM        806407102      5941      83332     SH     DEFINED    0        83332    0
SEACOR SMIT INC.                  COM        811904101      4718     114850     SH     DEFINED    0       114850    0
SILICON VY BANCSHARES             COM        827064106      8854     272925     SH     DEFINED    0       272925    0
SOTHEBY HLDGS INC CL A            COM        835898107      5053     393210     SH     DEFINED    0       393210    0
STONEPATH GROUP INC               COM        861837102        39      10000     SH     DEFINED    0        10000    0
SYCAMORE NETWORKS INC             COM        871206108      2240     549015     SH     DEFINED    0       549015    0
TECHNOLOGY SOLUTION CO.           COM        87872T108       279     254078     SH     DEFINED    0       254078    0
TETRA TECHNOLOGIES INC            COM        88162F105      4829     184801     SH     DEFINED    0       184801    0
UNITED NATURAL FOODS INC          COM        911163103      2467      51000     SH     DEFINED    0        51000    0
UNIVERSAL TECHNICAL INSTITUTE     COM        913915104      4205     105000     SH     DEFINED    0       105000    0
UNIVERSITY OF PHOENIX ONLINE      COM         37604204     11095     127496     SH     DEFINED    0       127496    0
VISHAY INTERTECHNOLOGY INC        COM        928298108       736      34500     SH     DEFINED    0        34500    0
W HLDG CO INC                     COM        929251106      7563     404661     SH     DEFINED    0       404661    0
WILEY JOHN & SONS INC CL A        COM        968223206      8337     278545     SH     DEFINED    0       278545    0
WR BERKLEY CORP                   COM         84423102      7243     181625     SH     DEFINED    0       181625    0
YANKEE CANDLE INC                 COM        984757104      5166     187300     SH     DEFINED    0       187300    0